Cover	9 Months Ended
May 31, 2024
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SOLARWINDOW TECHNOLOGIES, INC.
Entity Central Index Key	0001071840
Entity Primary SIC Number	3674
Entity Tax Identification Number	59-3509694
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9375 E Shea Blvd.
Entity Address, Address Line Two	Suite 107B
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	800
Local Phone Number	213-0689
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false